Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2023
Supplemental Cash Flow Information [Abstract]
Schedule of Non-Cash Investing and Financing Activities	Non-cash investing and financing activities:
	Six Months Ended	Six Months Ended
	June 30,	June 30,
	2023	2022
Reallocation of opening deficit to reserve	€(1,028,578)	€(267,222)